Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RAREVIEW DYNAMIC FIXED INCOME ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.75%	13.17%	8.70%	(17.12%)	12.62%
RAREVIEW TAX ADVANTAGED INCOME ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.90%	7.17%	4.42%	(22.67%)	10.82%
RAREVIEW SYSTEMATIC EQUITY ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	20.36%	18.60%	10.54%
RAREVIEW TOTAL RETURN BOND ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.69%
Adaptive Core ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.31%	7.69%	6.38%	(22.69%)
Mindful Conservative ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.50%	5.28%	2.34%	(12.48%)
Mohr Sector Nav ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.44%	11.13%
Mohr Company Nav ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.64%
Goose Hollow Tactical Allocation ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.13%	4.73%	13.85%	2.14%
THE SPAC AND NEW ISSUE ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.58%	2.40%	(3.87%)	(12.11%)	10.08%